Segmented Information - Schedule of Operating Segments (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross revenue	CAD 5,140.1	CAD 4,300.1
Less subconsultants and other direct expenses	1,722.8	1,201.7
Total net revenue	3,417.3	3,098.4
Gross margin	1,827.9	1,676.3
Consulting Services Canada [member]
Disclosure of operating segments [line items]
Gross revenue	1,191.7	1,168.8
Less subconsultants and other direct expenses	164.1	148.2
Total net revenue	1,027.6	1,020.6
Gross margin	551.5	549.7
Consulting Services United States [member]
Disclosure of operating segments [line items]
Gross revenue	2,226.0	2,063.0
Less subconsultants and other direct expenses	511.3	467.1
Total net revenue	1,714.7	1,595.9
Gross margin	958.7	883.0
Consulting Services Global [member]
Disclosure of operating segments [line items]
Gross revenue	611.0	423.1
Less subconsultants and other direct expenses	179.5	112.9
Total net revenue	431.5	310.2
Gross margin	251.7	180.1
Construction Services [member]
Disclosure of operating segments [line items]
Gross revenue	1,111.4	645.2
Less subconsultants and other direct expenses	867.9	473.5
Total net revenue	243.5	171.7
Gross margin	66.0	63.5
Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	5,266.8	4,431.5
Total Segments [member] | Consulting Services Canada [member]
Disclosure of operating segments [line items]
Gross revenue	1,221.9	1,200.3
Total Segments [member] | Consulting Services United States [member]
Disclosure of operating segments [line items]
Gross revenue	2,254.0	2,078.5
Total Segments [member] | Consulting Services Global [member]
Disclosure of operating segments [line items]
Gross revenue	664.7	495.8
Total Segments [member] | Construction Services [member]
Disclosure of operating segments [line items]
Gross revenue	1,126.2	656.9
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Gross revenue	126.7	131.4
Adjustments and Eliminations [member] | Consulting Services Canada [member]
Disclosure of operating segments [line items]
Gross revenue	30.2	31.5
Adjustments and Eliminations [member] | Consulting Services United States [member]
Disclosure of operating segments [line items]
Gross revenue	28.0	15.5
Adjustments and Eliminations [member] | Consulting Services Global [member]
Disclosure of operating segments [line items]
Gross revenue	53.7	72.7
Adjustments and Eliminations [member] | Construction Services [member]
Disclosure of operating segments [line items]
Gross revenue	CAD 14.8	CAD 11.7